Shareholder Report, Average Annual Return (Details)	10 Months Ended
May 31, 2024
C000243875 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.49%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%